Payroll, staff and employee benefits obligations (Tables)	12 Months Ended
Dec. 31, 2023
Payroll, staff and employee benefits obligations
Schedule of liabilities for employee benefits obligations

As of December 31,
(M$)	2023	2022	2021
Pension benefits liabilities	1,453	1,308	1,966
Other benefits liabilities	468	467	633
Restructuring reserves (early retirement plans)	72	54	73
TOTAL	1,993	1,829	2,672
Net liabilities relating to assets held for sale	–	–	(1)

Schedule of fair value of the defined benefit obligation and plan assets

As of December 31,	Pension benefits			Other benefits
(M$)	2023	2022	2021	2023	2022	2021
Change in benefit obligation
Benefit obligation at beginning of year	8,267	11,777	13,591	467	633	700
Current service cost	178	202	247	12	15	17
Interest cost	355	195	164	20	12	8
Past service cost	47	27	(197)	–	9	(1)
Settlements	2	5	3	–	–	–
Plan participants’ contributions	23	17	17	–	1	–
Benefits paid	(563)	(661)	(704)	(24)	(22)	(34)
Actuarial losses / (gains)	393	(2,502)	(734)	(6)	(155)	(11)
Foreign currency translation and other	146	(793)	(610)	(1)	(25)	(46)
Benefit obligation at year-end	8,847	8,267	11,777	468	467	633
Of which plans entirely or partially funded	8,392	7,806	11,143	–	–	–
Of which plans not funded	455	461	634	468	467	633
Change in fair value of plan assets
Fair value of plan assets at beginning of year	(7,306)	(10,231)	(10,580)	–	–	–
Interest income	(332)	(190)	(146)	–	–	–
Actuarial losses / (gains)	(272)	2,083	(290)	–	–	–
Settlements	–	2	—	–	–	–
Plan participants’ contributions	(23)	(17)	(17)	–	–	–
Employer contributions	(254)	(260)	(303)	–	–	–
Benefits paid	523	607	635	–	–	–
Foreign currency translation and other	(104)	700	470	–	–	–
Fair value of plan assets at year-end	(7,768)	(7,306)	(10,231)	–	–	–
UNFUNDED STATUS	1,079	961	1,546	468	467	633
Asset ceiling	44	46	41	–	—	–
NET RECOGNIZED AMOUNT	1,123	1,007	1,587	468	467	633
Pension benefits and other benefits liabilities	1,453	1,308	1,966	468	467	633
Other non-current assets	(330)	(301)	(378)	–	–	–
Net benefit liabilities relating to assets held for sale	–	—	(1)	–	–	–

Schedule of benefit amounts recognized, estimated future payments and actuarial assumptions

For the year ended December 31,	Pension benefits			Other benefits
(M$)	2023	2022	2021	2023	2022	2021
Current service cost	178	202	247	12	15	17
Past service cost	47	27	(197)	–	9	(1)
Settlements	2	7	3	–	—	—
Net interest cost	28	5	18	20	12	8
Benefit amounts recognized on profit & loss	255	241	71	32	36	24
- Actuarial (Gains) / Losses
* Effect of changes in demographic assumptions	4	1	(71)	(8)	(9)	(8)
* Effect of changes in financial assumptions	188	(2,617)	(450)	(7)	(138)	2
* Effect of experience adjustments	204	111	(214)	8	(8)	(5)
* Actual return on plan assets	(272)	2,083	(294)	–	—	—
- Effect of asset ceiling	(3)	3	5	–	—	—
Benefit amounts recognized on equity	121	(419)	(1,024)	(6)	(155)	(11)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	376	(178)	(953)	25	(119)	13

Estimated future payments
(M$)	Pension benefits	Other benefits
2024	551	25
2025	510	24
2026	536	23
2027	596	23
2028	612	22
2029-2033	3,098	111

	Pension benefits			Other benefits
As of December 31,	2023	2022	2021	2023	2022	2021
Discount rate (weighted average for all regions)	3.89%	4.39%	1.82%	4.26%	4.45%	1.83%
Of which Euro zone	3.27%	3.70%	0.99%	3.30%	3.48%	1.05%
Of which United States	4.50%	4.50%	3.00%	4.50%	4.50%	3.00%
Of which United Kingdom	4.50%	4.75%	2.00%	–	—	—
Inflation rate (weighted average for all regions)	2.49%	2.91%	2.41%	–	—	—
Of which Euro zone	2.24%	2.49%	1.71%	–	—	—
Of which United States	2.50%	2.50%	2.50%	–	—	—
Of which United Kingdom	3.00%	3.25%	3.25%	–	—	—

Schedule of asset allocation

Asset allocation	Pension benefits
as of December 31,	2023	2022	2021
Equity securities	27%	26%	39%
Debt securities	47%	46%	35%
Monetary	2%	3%	1%
Annuity contracts	17%	17%	17%
Real estate	7%	8%	8%

Schedule of sensitivity analysis impact on benefit obligation

A 0.5% increase or decrease in discount rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2023	(490)	538

A 0.5% increase or decrease in inflation rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2023	300	(290)

Schedule of personnel expenses and Group employees

For the year ended December 31,	2023	2022	2021
Personnel expenses (M$)
Wages and salaries (including social charges)	9,210	9,002	9,207
TotalEnergies employees at December 31,
France (DROM COM includ.)
● Management	14,675	14,130	13,903
● Other	20,831	20,829	21,232
International
● Management	19,470	18,183	17,346
● Other	47,603	48,137	48,828
TOTAL	102,579	101,279	101,309